Putnam Investments
One Post Office Square
Boston, MA 02109
February 27, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
Attention: Mary B. Cole, Esquire

RE:	Putnam Variable Trust (the “Trust”), on behalf of its Putnam VT Global Health Care
Fund and Putnam VT Global Utilities Fund series—Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A (File Nos. 33-117486 and 811-5346)
(the “Registration Statement”)

Ladies and Gentlemen:

Putnam Investment Management, LLC, the Funds’ investment manager, recommended, and the Funds’ board of trustees approved, certain changes in the Funds’ investment policies that were implemented effective January 2, 2009. The Funds’ names were changed from Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund to Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund, respectively. The Funds’ main investment strategies were changed to focus on investment opportunities worldwide. For Putnam VT Global Utilities Fund, the Fund’s main investment strategies also were changed to eliminate fixed income investments as an element of the Fund’s main investment strategies. (The Fund has made only minimal use of the flexibility to invest in bonds in recent years.) Also, the Funds’ investment strategies were changed to permit the Funds’ managers to engage in short sales.

All Fund shareholders received notice of these investment policy changes on or about November 3, 2008 in the form of a prospectus supplement. (In addition, of course, any new investors in the Funds on or after November 3, 2008 receive the prospectus, including the November 3, 2008 supplement.)

Pursuant to Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review of this Registration Statement on the grounds that the disclosure contained in Parts A and B of this Registration Statement references an offering that (1) employs investment objectives, policies and techniques that are similar to the recent registration statement filing made pursuant to Rule 485(a) for Putnam Global Utilities Fund (File Nos. 33-37011 and 811-05989) (the “Comparative Registration Statement”), on which the Staff of the Securities and Exchange Commission had no comment; and (2) contains disclosure that is not substantially different than the disclosure contained in the Comparative Registration Statement or in the most recent post-effective amendments on Form N-1A filed by the various Putnam funds.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 11224.

Very truly yours,

/s/ Carlo N. Forcione
Carlo N. Forcione
Vice President and Counsel